Warrant Liabilities - Schedule of Change in Fair Value of Warrant Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrant Liabilities
Beginning balance
Fair value on issue - financing cost	50
Fair value gain on revaluation	(7)
Ending balance	$ 43,000